Schedule of Investments(a)
November 30, 2024
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–127.30%(b)
Advertising–0.20%
Clear Channel Outdoor Holdings, Inc.,
7.75%, 04/15/2028(c)	$107,000	$98,646
7.50%, 06/01/2029(c)	62,000	54,940
		153,586
Aerospace & Defense–2.40%
TransDigm, Inc.,
5.50%, 11/15/2027	261,000	259,004
6.75%, 08/15/2028(c)	42,000	42,891
7.13%, 12/01/2031(c)	1,208,000	1,257,150
6.63%, 03/01/2032(c)	246,000	252,283
		1,811,328
Alternative Carriers–0.52%
CommScope LLC, 4.75%, 09/01/2029(c)	91,000	75,416
Lumen Technologies, Inc.,
4.50%, 01/15/2029(c)	31,000	26,066
4.13%, 04/15/2029(c)	29,000	26,354
5.38%, 06/15/2029(c)	18,000	15,323
4.13%, 04/15/2030(c)	29,000	25,735
Series P, 7.60%, 09/15/2039	32,000	25,906
Series U, 7.65%, 03/15/2042	26,000	21,176
Zayo Group Holdings, Inc.,
4.00%, 03/01/2027(c)	120,000	113,265
6.13%, 03/01/2028(c)	70,000	64,639
		393,880
Apparel Retail–1.45%
Gap, Inc. (The), 3.88%, 10/01/2031(c)	624,000	549,392
Victoria’s Secret & Co., 4.63%, 07/15/2029(c)	603,000	545,888
		1,095,280
Application Software–1.75%
Cloud Software Group, Inc.,
6.50%, 03/31/2029(c)	318,000	312,666
9.00%, 09/30/2029(c)	319,000	323,263
8.25%, 06/30/2032(c)	150,000	156,468
SS&C Technologies, Inc.,
5.50%, 09/30/2027(c)	249,000	248,422
6.50%, 06/01/2032(c)	270,000	276,499
		1,317,318
Automobile Manufacturers–2.16%
Allison Transmission, Inc., 3.75%, 01/30/2031(c)	1,816,000	1,633,529
Automotive Parts & Equipment–4.56%
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(c)	749,000	786,553
NESCO Holdings II, Inc., 5.50%, 04/15/2029(c)	1,149,000	1,093,958
PHINIA, Inc.,
6.75%, 04/15/2029(c)	753,000	773,850
6.63%, 10/15/2032(c)	277,000	279,270
Principal Amount		Value
Automotive Parts & Equipment–(continued)
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(c)	$313,000	$314,646
7.13%, 04/14/2030(c)	193,000	191,844
		3,440,121
Automotive Retail–4.96%
Carvana Co.,
12.00% PIK Rate, 9.00% Cash Rate, 12/01/2028(c)(d)	295,300	315,409
13.00% PIK Rate, 11.00% Cash Rate, 06/01/2030(c)(d)	184,435	203,068
14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(c)(d)	224,923	269,317
Group 1 Automotive, Inc., 6.38%, 01/15/2030(c)	531,000	538,319
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(c)	759,000	794,380
Lithia Motors, Inc.,
3.88%, 06/01/2029(c)	562,000	521,269
4.38%, 01/15/2031(c)	614,000	564,635
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(c)	514,000	537,043
		3,743,440
Broadcasting–0.96%
AMC Networks, Inc., 10.25%, 01/15/2029(c)	50,000	53,207
Gray Television, Inc.,
7.00%, 05/15/2027(c)	43,000	42,180
10.50%, 07/15/2029(c)	100,000	101,859
4.75%, 10/15/2030(c)	79,000	46,733
5.38%, 11/15/2031(c)	95,000	56,664
Paramount Global, 6.38%, 03/30/2062(e)	57,000	55,035
Sinclair Television Group, Inc., 4.13%, 12/01/2030(c)	71,000	55,431
Univision Communications, Inc.,
6.63%, 06/01/2027(c)	100,000	99,725
8.00%, 08/15/2028(c)	100,000	102,134
4.50%, 05/01/2029(c)	63,000	56,597
7.38%, 06/30/2030(c)	55,000	53,074
		722,639
Broadline Retail–0.98%
Macy’s Retail Holdings LLC,
6.70%, 07/15/2034(c)	285,000	246,483
4.50%, 12/15/2034	325,000	275,271
Rakuten Group, Inc. (Japan), 11.25%, 02/15/2027(c)	200,000	218,428
		740,182
Building Products–0.14%
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029(c)	52,000	51,965
Park River Holdings, Inc., 6.75%, 08/01/2029(c)	62,000	55,575
		107,540
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount		Value
Cable & Satellite–5.01%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(c)	$200,000	$151,720
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(c)	261,000	254,368
6.38%, 09/01/2029(c)	254,000	255,449
4.75%, 03/01/2030(c)	49,000	45,562
4.75%, 02/01/2032(c)	325,000	292,715
4.50%, 05/01/2032	308,000	272,372
4.25%, 01/15/2034(c)	266,000	222,006
CSC Holdings LLC,
11.75%, 01/31/2029(c)	200,000	198,498
6.50%, 02/01/2029(c)	200,000	171,934
5.75%, 01/15/2030(c)	257,000	154,686
4.13%, 12/01/2030(c)	200,000	151,176
4.63%, 12/01/2030(c)	216,000	120,834
4.50%, 11/15/2031(c)	200,000	150,993
DISH DBS Corp.,
7.75%, 07/01/2026	86,000	74,042
7.38%, 07/01/2028	104,000	78,973
5.75%, 12/01/2028(c)	216,000	188,661
5.13%, 06/01/2029	121,000	80,248
DISH Network Corp., 11.75%, 11/15/2027(c)	305,000	324,316
EchoStar Corp.,
10.75%, 11/30/2029	295,000	319,367
6.75% PIK Rate, 0.00% Cash Rate, 11/30/2030(d)	241,000	217,832
Scripps Escrow, Inc., 5.88%, 07/15/2027(c)	67,000	51,188
		3,776,940
Casinos & Gaming–3.89%
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(c)(d)	64,573	1,291
Melco Resorts Finance Ltd. (Hong Kong),
5.38%, 12/04/2029(c)	925,000	847,223
7.63%, 04/17/2032(c)	200,000	202,199
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(c)	54,000	53,707
Premier Entertainment Sub LLC/ Premier Entertainment Finance Corp., 5.63%, 09/01/2029(c)	68,000	50,026
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(c)	1,095,000	993,651
Viking Cruises Ltd.,
5.88%, 09/15/2027(c)	276,000	274,330
9.13%, 07/15/2031(c)	471,000	510,248
		2,932,675
Commercial & Residential Mortgage Finance–1.04%
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(c)	762,000	786,853
Commodity Chemicals–1.18%
Mativ Holdings, Inc., 8.00%, 10/01/2029(c)	880,000	888,363
Construction Machinery & Heavy Transportation Equipment– 1.04%
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(c)	766,000	785,553
Principal Amount		Value
Consumer Finance–2.86%
FirstCash, Inc., 6.88%, 03/01/2032(c)	$792,000	$808,503
Navient Corp.,
5.00%, 03/15/2027	366,000	361,384
9.38%, 07/25/2030	163,000	179,696
OneMain Finance Corp.,
6.63%, 05/15/2029	303,000	309,529
4.00%, 09/15/2030	298,000	268,068
7.13%, 11/15/2031	222,000	228,843
		2,156,023
Copper–0.75%
First Quantum Minerals Ltd. (Zambia), 8.63%, 06/01/2031(c)	550,000	566,482
Diversified Banks–0.82%
Citigroup, Inc., Series CC, 7.13%(e)(f)	550,000	567,210
Freedom Mortgage Corp., 12.00%, 10/01/2028(c)	47,000	51,130
		618,340
Diversified Chemicals–1.01%
Celanese US Holdings LLC,
6.60%, 11/15/2028	168,000	174,022
6.95%, 11/15/2033	193,000	206,532
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(c)	263,000	275,253
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(c)	109,000	106,495
		762,302
Diversified Financial Services–5.67%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(e)	800,000	829,845
Freedom Mortgage Holdings LLC,
9.25%, 02/01/2029(c)	50,000	51,858
9.13%, 05/15/2031(c)	105,000	108,975
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(c)	525,000	537,105
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(c)	499,000	519,687
6.13%, 11/01/2032(c)	799,000	802,894
Jefferson Capital Holdings LLC,
6.00%, 08/15/2026(c)	268,000	267,258
9.50%, 02/15/2029(c)	252,000	269,273
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(c)	788,000	820,761
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), 6.38%, 02/01/2030(c)	80,000	70,640
		4,278,296
Diversified Metals & Mining–0.78%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(c)	529,000	534,198
Vibrantz Technologies, Inc., 9.00%, 02/15/2030(c)	57,000	54,063
		588,261
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount		Value
Diversified REITs–0.71%
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(c)	$124,000	$107,047
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
10.50%, 02/15/2028(c)	301,000	320,033
6.50%, 02/15/2029(c)	122,000	107,120
		534,200
Diversified Support Services–0.83%
Neptune Bidco US, Inc., 9.29%, 04/15/2029(c)	111,000	103,097
Ritchie Bros. Holdings, Inc. (Canada), 7.75%, 03/15/2031(c)	494,000	523,095
		626,192
Electric Utilities–5.19%
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(e)	534,000	540,590
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (Spain), 6.38%, 02/15/2032(c)	505,000	505,899
Duke Energy Corp., 6.45%, 09/01/2054(e)	536,000	545,496
Entergy Corp., 7.13%, 12/01/2054(e)	501,000	515,097
Vistra Operations Co. LLC,
5.00%, 07/31/2027(c)	265,000	262,754
7.75%, 10/15/2031(c)	1,239,000	1,317,222
6.88%, 04/15/2032(c)	221,000	229,479
		3,916,537
Electrical Components & Equipment–1.34%
EnerSys, 6.63%, 01/15/2032(c)	477,000	488,341
Sensata Technologies, Inc.,
3.75%, 02/15/2031(c)	223,000	199,879
6.63%, 07/15/2032(c)	319,000	325,734
		1,013,954
Electronic Manufacturing Services–1.37%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(c)	1,023,000	1,035,584
Environmental & Facilities Services–1.06%
GFL Environmental, Inc., 3.50%, 09/01/2028(c)	296,000	279,779
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(c)	508,000	523,803
		803,582
Gold–0.67%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(c)	497,000	503,438
Health Care Facilities–1.48%
LifePoint Health, Inc., 5.38%, 01/15/2029(c)	120,000	108,404
Select Medical Corp., 6.25%, 12/01/2032(c)	500,000	501,340
Tenet Healthcare Corp., 6.75%, 05/15/2031	491,000	503,518
		1,113,262
Principal Amount		Value
Health Care REITs–1.37%
Diversified Healthcare Trust, 0.00%, 01/15/2026(c)(g)	$911,000	$856,686
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	269,000	175,820
		1,032,506
Health Care Services–2.89%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(c)	160,000	157,658
Community Health Systems, Inc.,
8.00%, 12/15/2027(c)	122,000	122,506
6.88%, 04/15/2029(c)	250,000	201,949
5.25%, 05/15/2030(c)	477,000	407,491
4.75%, 02/15/2031(c)	368,000	299,095
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(c)	444,000	457,992
DaVita, Inc., 6.88%, 09/01/2032(c)	517,000	534,352
		2,181,043
Health Care Supplies–0.78%
Medline Borrower L.P., 5.25%, 10/01/2029(c)	556,000	543,270
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 04/01/2029(c)	41,000	41,813
		585,083
Health Care Technology–0.21%
athenahealth Group, Inc., 6.50%, 02/15/2030(c)	162,000	155,183
Home Improvement Retail–0.07%
LBM Acquisition LLC, 6.25%, 01/15/2029(c)	59,000	55,260
Hotel & Resort REITs–4.57%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(c)	773,000	786,370
RLJ Lodging Trust L.P.,
3.75%, 07/01/2026(c)	275,000	267,829
4.00%, 09/15/2029(c)	580,000	529,951
Service Properties Trust,
4.75%, 10/01/2026	296,000	285,313
5.50%, 12/15/2027	821,000	786,266
4.95%, 10/01/2029	145,000	118,382
4.38%, 02/15/2030	858,000	670,112
		3,444,223
Hotels, Resorts & Cruise Lines–0.12%
Carnival Corp., 6.00%, 05/01/2029(c)	88,000	88,382
Housewares & Specialties–0.65%
Newell Brands, Inc.,
6.38%, 05/15/2030	240,000	245,066
6.63%, 05/15/2032	240,000	244,813
		489,879
Independent Power Producers & Energy Traders–1.09%
Vistra Corp., Series C, 8.88%(c)(e)(f)	762,000	818,948
Industrial Machinery & Supplies & Components–2.50%
Enpro, Inc., 5.75%, 10/15/2026	529,000	530,288
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount		Value
Industrial Machinery & Supplies & Components–(continued)
ESAB Corp., 6.25%, 04/15/2029(c)	$528,000	$537,807
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(c)	867,000	818,043
		1,886,138
Insurance Brokers–1.99%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.75%, 10/15/2027(c)	265,000	264,817
7.00%, 01/15/2031(c)	517,000	525,472
Jones Deslauriers Insurance Management, Inc. (Canada), 10.50%, 12/15/2030(c)	178,000	193,417
USI, Inc., 7.50%, 01/15/2032(c)	510,000	519,603
		1,503,309
Integrated Telecommunication Services–6.19%
Altice France Holding S.A. (Luxembourg), 6.00%, 02/15/2028(c)	200,000	54,104
Altice France S.A. (France),
5.50%, 01/15/2028(c)	502,000	389,805
5.50%, 10/15/2029(c)	200,000	153,977
Consolidated Communications, Inc., 6.50%, 10/01/2028(c)	57,000	55,617
Embarq Corp., 8.00%, 06/01/2036	100,000	49,544
Iliad Holding S.A.S. (France),
7.00%, 10/15/2028(c)	320,000	325,241
8.50%, 04/15/2031(c)	460,000	490,144
7.00%, 04/15/2032(c)	510,000	516,138
Level 3 Financing, Inc.,
3.63%, 01/15/2029(c)	31,000	24,877
10.50%, 04/15/2029(c)	52,000	58,435
4.88%, 06/15/2029(c)	30,000	26,360
3.75%, 07/15/2029(c)	53,000	41,693
11.00%, 11/15/2029(c)	134,000	152,429
4.50%, 04/01/2030(c)	103,000	86,619
10.50%, 05/15/2030(c)	96,000	105,840
10.75%, 12/15/2030(c)	53,000	59,890
4.00%, 04/15/2031(c)	49,000	39,077
Telecom Italia Capital S.A. (Italy), 7.72%, 06/04/2038	742,000	787,749
Windstream Services LLC/Windstream Escrow Finance Corp.,
7.75%, 08/15/2028(c)	107,000	107,930
8.25%, 10/01/2031(c)	269,000	281,062
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(c)	810,000	862,650
		4,669,181
Internet Services & Infrastructure–0.14%
Arches Buyer, Inc.,
4.25%, 06/01/2028(c)	57,000	53,259
6.13%, 12/01/2028(c)	58,000	52,571
		105,830
Investment Banking & Brokerage–2.14%
Goldman Sachs Group, Inc. (The), Series X, 7.50%(e)(f)	520,000	545,431
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
10.00%, 11/15/2029(c)	$552,000	$566,813
9.00%, 06/15/2030	502,000	498,657
		1,610,901
Leisure Facilities–1.41%
NCL Corp. Ltd.,
8.13%, 01/15/2029(c)	247,000	262,313
6.25%, 03/01/2030(c)	266,000	265,213
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(c)	521,000	534,311
		1,061,837
Marine Transportation–1.11%
Stena International S.A. (Sweden),
7.25%, 01/15/2031(c)	520,000	537,943
7.63%, 02/15/2031(c)	290,000	302,855
		840,798
Metal, Glass & Plastic Containers–1.06%
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(c)	529,000	532,133
Iris Holding, Inc., 10.00%, 12/15/2028(c)	291,000	266,271
		798,404
Mortgage REITs–0.13%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(c)	97,000	98,671
Movies & Entertainment–0.80%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(c)	73,000	65,193
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(c)	465,000	411,396
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(c)	161,000	124,051
		600,640
Multi-line Insurance–1.06%
Acrisure LLC/Acrisure Finance, Inc.,
8.50%, 06/15/2029(c)	258,000	268,787
7.50%, 11/06/2030(c)	523,000	534,056
		802,843
Multi-Utilities–0.67%
CenterPoint Energy, Inc., 6.70%, 05/15/2055(e)	505,000	506,680
Office REITs–0.77%
Office Properties Income Trust, 9.00%, 03/31/2029(c)	586,000	578,672
Oil & Gas Drilling–3.98%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(c)	520,000	523,074
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(c)	505,000	528,805
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount		Value
Oil & Gas Drilling–(continued)
Transocean, Inc.,
8.25%, 05/15/2029(c)	$252,000	$254,823
8.75%, 02/15/2030(c)	389,300	405,845
8.50%, 05/15/2031(c)	766,000	777,614
Valaris Ltd., 8.38%, 04/30/2030(c)	502,000	511,624
		3,001,785
Oil & Gas Exploration & Production–2.16%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(c)	810,000	840,647
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 04/15/2032(c)	151,000	143,725
7.25%, 02/15/2035(c)	655,000	641,659
		1,626,031
Oil & Gas Refining & Marketing–0.28%
CVR Energy, Inc., 8.50%, 01/15/2029(c)	212,000	208,503
Oil & Gas Storage & Transportation–8.92%
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.75%, 02/01/2028	579,000	586,459
8.88%, 04/15/2030	260,000	271,154
7.88%, 05/15/2032	688,000	693,983
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(c)	511,000	526,993
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(c)	515,000	560,852
New Fortress Energy, Inc., 6.50%, 09/30/2026(c)	176,000	164,333
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(c)	257,000	263,440
8.38%, 02/15/2032(c)	514,000	526,497
Prairie Acquiror L.P., 9.00%, 08/01/2029(c)	499,000	517,923
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(c)	524,000	533,694
Venture Global LNG, Inc.,
8.13%, 06/01/2028(c)	285,000	298,054
7.00%, 01/15/2030(c)	254,000	259,949
9.88%, 02/01/2032(c)	664,000	738,799
9.00%(c)(e)(f)	761,500	789,637
		6,731,767
Other Specialized REITs–0.69%
Iron Mountain, Inc.,
4.50%, 02/15/2031(c)	281,000	261,960
5.63%, 07/15/2032(c)	268,000	262,192
		524,152
Other Specialty Retail–2.43%
Bath & Body Works, Inc.,
6.88%, 11/01/2035	238,000	249,099
6.75%, 07/01/2036	527,000	547,272
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(c)	180,000	97,253
Principal Amount		Value
Other Specialty Retail–(continued)
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(c)	$796,000	$783,596
Staples, Inc., 10.75%, 09/01/2029(c)	161,000	158,936
		1,836,156
Packaged Foods & Meats–0.07%
TKC Holdings, Inc., 10.50%, 05/15/2029(c)	52,000	53,407
Paper & Plastic Packaging Products & Materials–1.24%
LABL, Inc.,
5.88%, 11/01/2028(c)	195,000	174,564
8.63%, 10/01/2031(c)	270,000	254,804
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(c)	510,000	508,724
		938,092
Passenger Airlines–2.26%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(c)	1,602,000	1,600,773
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(c)	101,000	106,345
		1,707,118
Passenger Ground Transportation–0.06%
Hertz Corp. (The), 12.63%, 07/15/2029(c)	40,000	43,454
Pharmaceuticals–1.15%
Bausch Health Americas, Inc., 9.25%, 04/01/2026(c)	120,000	116,594
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(c)	277,000	271,170
5.75%, 08/15/2027(c)	147,000	131,099
4.88%, 06/01/2028(c)	142,000	117,627
6.25%, 02/15/2029(c)	101,000	64,938
5.25%, 01/30/2030(c)	198,000	111,036
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 12.25%, 04/15/2029(c)	52,000	54,876
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(h)(i)	174,000	0
		867,340
Real Estate Development–0.20%
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(c)	143,000	151,494
Real Estate Services–0.08%
Anywhere Real Estate Group LLC/ Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(c)	61,000	56,898
Reinsurance–0.72%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(c)(e)	562,000	540,696
Research & Consulting Services–1.03%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(c)	800,000	776,767
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount		Value
Security & Alarm Services–0.33%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/2029(c)	$270,000	$248,037
Single-Family Residential REITs–0.65%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(c)	487,000	492,064
Specialized Consumer Services–2.10%
Carriage Services, Inc., 4.25%, 05/15/2029(c)	1,716,000	1,586,614
Specialized Finance–0.36%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(c)	268,000	270,479
Steel–0.69%
Cleveland-Cliffs, Inc.,
7.00%, 03/15/2032(c)	412,000	414,609
6.25%, 10/01/2040	121,000	108,868
		523,477
Systems Software–0.15%
McAfee Corp., 7.38%, 02/15/2030(c)	117,000	113,867
Technology Hardware, Storage & Peripherals–0.75%
Seagate HDD Cayman, 9.63%, 12/01/2032	454,000	519,034
Xerox Holdings Corp., 5.50%, 08/15/2028(c)	60,000	49,699
		568,733
Tires & Rubber–0.13%
FXI Holdings, Inc., 12.25%, 11/15/2026(c)	102,000	100,987
Trading Companies & Distributors–6.62%
Air Lease Corp.,
Series B, 4.65%(e)(f)	715,000	699,834
Series C, 4.13%(e)(f)	285,000	269,289
Series D, 6.00%(e)(f)	55,000	54,551
Aircastle Ltd., 5.25%(c)(e)(f)	1,085,000	1,067,394
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(c)	555,000	545,029
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(c)	269,000	265,972
7.88%, 12/01/2030(c)	963,000	1,023,437
7.00%, 06/15/2032(c)	517,000	534,464
5.88%, 04/15/2033(c)	543,000	536,860
		4,996,830
Wireless Telecommunication Services–1.75%
VMED O2 UK Financing I PLC (United Kingdom), 4.75%, 07/15/2031(c)	610,000	538,008
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(e)	867,000	778,978
		1,316,986
Total U.S. Dollar Denominated Bonds & Notes (Cost $94,312,166)		96,041,825
	Principal Amount	Value
Variable Rate Senior Loan Interests–7.88%(j)(k)
Advertising–0.50%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.69% (1 mo. Term SOFR + 4.00%), 08/23/2028	$377,352	$378,769
Cable & Satellite–0.24%
CSC Holdings LLC, Term Loan, 7.17% (6 mo. USD LIBOR + 2.50%), 04/15/2027	198,956	183,821
Casinos & Gaming–0.70%
Scientific Games Holdings L.P., Term Loan B, 7.59% (3 mo. Term SOFR + 3.00%), 04/04/2029	522,773	525,225
Commodity Chemicals–0.21%
Mativ Holdings, Inc., Term Loan B, 8.44% (1 mo. Term SOFR + 3.86%), 04/20/2028	155,465	155,854
Health Care Services–0.21%
Concentra Health Services, Term Loan B, 6.82% (1 mo. Term SOFR + 2.25%), 07/26/2031(i)	155,000	156,550
Health Care Supplies–0.63%
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan B, 6.86% (3 mo. Term SOFR + 2.25%), 10/23/2028	473,107	476,478
Hotels, Resorts & Cruise Lines–1.30%
Carnival Corp., Term Loan B, 7.32% (1 mo. Term SOFR + 2.75%), 10/18/2028	443,292	446,893
IRB Holding Corp., Term Loan B, 7.42% (1 mo. Term SOFR + 2.85%), 12/15/2027	528,922	531,922
		978,815
Integrated Telecommunication Services–0.12%
CommScope, Inc., Term Loan, 7.94% (1 mo. Term SOFR + 3.36%), 04/06/2026 (Acquired 08/28/2024; Cost $91,178)(l)	94,751	93,093
Life Sciences Tools & Services–0.69%
Syneos Health, Inc., Term Loan, 8.35% (3 mo. Term SOFR + 3.75%), 09/27/2030	532,325	523,451
Oil & Gas Exploration & Production–0.72%
Prairie ECI Acquiror L.P., Term Loan B-2, 9.32% (1 mo. Term SOFR + 4.75%), 08/01/2029	537,300	542,114
Pharmaceuticals–0.70%
Endo Finance Holdings, Inc., Term Loan B, 8.57% (3 mo. Term SOFR + 4.00%), 04/23/2031	525,000	527,378
Real Estate Development–0.49%
Greystar Real Estate Partners LLC, Term Loan B, 7.34% (1 mo. Term SOFR + 2.75%), 08/21/2030	364,728	367,463
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount		Value
Real Estate Services–0.71%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 7.82% (1 mo. Term SOFR + 3.25%), 01/31/2030		$535,657	$536,662
Systems Software–0.66%
Camelot US Acquisition LLC, Term Loan, 7.32% (1 mo. Term SOFR + 2.75%), 01/31/2031		504,061	501,699
Total Variable Rate Senior Loan Interests (Cost $5,899,810)			5,947,372
Non-U.S. Dollar Denominated Bonds & Notes–2.67%(m)
Broadline Retail–0.00%
Americanas S.A. (Brazil), 8.35%, 07/26/2029(i)	BRL	1,121	0
Casinos & Gaming–0.09%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(c)(d)	EUR	138,521	66,238
Diversified Banks–1.12%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 6.00%(c)(e)(f)	EUR	200,000	213,795
Cooperatieve Rabobank U.A. (Netherlands), 4.38%(c)(e)(f)	EUR	200,000	207,271
Lloyds Banking Group PLC (United Kingdom), 4.95%(c)(e)(f)	EUR	400,000	422,123
			843,189
Diversified Capital Markets–0.31%
Deutsche Bank AG (Germany), 10.00%(c)(e)(f)	EUR	200,000	233,410
Health Care REITs–1.15%
MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, 03/24/2025	EUR	856,000	871,813
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,943,289)			2,014,650
Shares		Value
Common Stocks & Other Equity Interests–0.30%
Broadline Retail–0.01%
Americanas S.A. (Brazil)(n)	5,642	$7,755
Americanas S.A., Wts., expiring 03/19/2027 (Brazil)(n)	1,880	1,578
		9,333
Food Retail–0.01%
Casino Guichard-Perrachon S.A. (France)(n)	2,804	3,959
Casino Guichard-Perrachon S.A., Wts., expiring 04/27/2029 (France)(n)	149,811	79
		4,038
Pharmaceuticals–0.28%
Endo, Inc.(n)	8,570	208,534
Total Common Stocks & Other Equity Interests (Cost $212,200)		221,905
Money Market Funds–0.34%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(o)(p)	89,759	89,759
Invesco Treasury Portfolio, Institutional Class, 4.53%(o)(p)	166,675	166,675
Total Money Market Funds (Cost $256,434)		256,434
TOTAL INVESTMENTS IN SECURITIES–138.49% (Cost $102,623,899)		104,482,186
BORROWINGS–(40.49)%		(30,550,000)
OTHER ASSETS LESS LIABILITIES—2.00%		1,512,076
NET ASSETS–100.00%		$75,444,262
Investment Abbreviations:
BRL	– Brazilian Real
EUR	– Euro
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $80,052,964, which represented 106.11% of the Trust’s Net Assets.

(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Zero coupon bond issued at a discount.
(h)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2024.

(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(k)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(l)	Restricted security. The value of this security at November 30, 2024 represented less than 1% of the Trust’s Net Assets.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Non-income producing security.
(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$470,059	$11,742,545	$(12,122,845)	$-	$-	$89,759	$15,520
Invesco Liquid Assets Portfolio, Institutional Class	335,726	4,248,979	(4,584,674)	3	(34)	-	4,570
Invesco Treasury Portfolio, Institutional Class	537,210	17,935,212	(18,305,747)	-	-	166,675	24,127
Total	$1,342,995	$33,926,736	$(35,013,266)	$3	$(34)	$256,434	$44,217

(p)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
01/27/2025	State Street Bank & Trust Co.	EUR	1,425,000	USD	1,513,461	$1,718
Currency Risk
01/27/2025	Barclays Bank PLC	EUR	500,000	USD	529,014	(1,421)
Total Forward Foreign Currency Contracts						$297

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$96,041,825	$0	$96,041,825
Variable Rate Senior Loan Interests	—	5,790,822	156,550	5,947,372
Non-U.S. Dollar Denominated Bonds & Notes	—	2,014,650	0	2,014,650
Common Stocks & Other Equity Interests	9,412	212,493	—	221,905
Money Market Funds	256,434	—	—	256,434
Total Investments in Securities	265,846	104,059,790	156,550	104,482,186
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,718	—	1,718
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,421)	—	(1,421)
Total Other Investments	—	297	—	297
Total Investments	$265,846	$104,060,087	$156,550	$104,482,483

*	Unrealized appreciation (depreciation).
Invesco High Income Trust II